Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, shares authorized	12,500,000	12,500,000
Ordinary shares, shares issued	3,200,000	2,500,000
Ordinary shares, shares outstanding	3,200,000	2,500,000